OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and related accruals	$606	$793
Pre-payment from the European Commission	-	587
Consultants and Board members	178	262
Accrued expenses	269	184
Research and Development funding arrangement related liability	374	-
Other	32	108

	$1,459	$1,934